RECLAMATION AND REMEDIATION LIABILITIES - Disclosure of detailed information about reclamation and remediation bonds (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reclamation And Remediation Bonds [Line Items]
Reclamation and remediation bonds	$ 3,625,229	$ 3,537,129
Idaho Department Of Lands [Member]
Disclosure Of Reclamation And Remediation Bonds [Line Items]
Reclamation and remediation bonds	2,893,829	2,867,629
Idaho Department Of Environmental Quality [Member]
Disclosure Of Reclamation And Remediation Bonds [Line Items]
Reclamation and remediation bonds	100,000	100,000
Bureau of Land Management - Idaho State Office [Member]
Disclosure Of Reclamation And Remediation Bonds [Line Items]
Reclamation and remediation bonds	$ 631,400	$ 569,500